Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Suppliers		$ 37,508
Affiliate fees	38,127
Broadcasting and transmission	18,726
Selling and marketing	13,998
Payroll taxes (in arrears)	50	1,308
Accrued compensation	2,887	3,649
Legal and professional fees	4,472	3,936
Accrued litigation loss		524
Taxes(including value added)	9,774	5,953
Subscriber related	2,660
Other	8,348	3,897
Total	$ 99,042	$ 56,775